Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Acquisition consideration payable	¥ 105,620		¥ 102,603
Accrued office expenses	207,146		192,149
Deposits from sales agents and others	202,265		110,783
Accrued professional fees	78,315		65,331
Accrued telecom and bandwidth fees	40,078		59,292
Payable to employees related to share-based awards	43,558		58,664
Other payable to platform users and business users	43,413		55,749
Cash received on behalf of a related party	82,358		0
Others	75,615		44,563
Total	¥ 878,368	$ 127,982	¥ 689,134